UNITED STATES

 SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549



FORM N-PX



ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY



Investment Company Act file number 811-08497



Name of Fund: BlackRock Corporate High Yield Fund III, Inc. (CYE)



Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809



Name and address of agent for service: Anne Ackerley, Chief Executive Officer,

BlackRock Corporate High Yield

Fund III, Inc., 40 East 52(nd) Street, New York City, NY 10022.



Registrant's telephone number, including area code: (800) 882-0052, Option 4



Date of fiscal year end: 02/28



Date of reporting period: 07/01/2008 -- 06/30/2009



Item 1 -- Proxy Voting Record -- Attached hereto.



Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be

signed on its behalf by the undersigned, thereunto duly authorized.



BlackRock Corporate High Yield Fund III, Inc.



By: /s/ Anne Ackerley

Anne Ackerley

Chief Executive Officer of

BlackRock Corporate High Yield Fund III, Inc.



Date: August 14, 2009




******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-08497
Reporting Period: 07/01/2008 - 06/30/2009
BlackRock Corporate High Yield Fund III, Inc.









================ BLACKROCK CORPORATE HIGH YIELD FUND III, INC. =================


AINSWORTH LUMBER CO LTD

Ticker:       ANS            Security ID:  009037201
Meeting Date: MAY 13, 2009   Meeting Type: Annual/Special
Record Date:  APR 3, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Robert Chadwick          For       For          Management
1.2   Elect Director Jay Gurandiano           For       For          Management
1.3   Elect Director Paul Houston             For       For          Management
1.4   Elect Director Richard Huff             For       For          Management
1.5   Elect Director John Lacey               For       For          Management
1.6   Elect Director Gordon Lancaster         For       For          Management
1.7   Elect Director Jonathan I. Mishkin      For       For          Management
2     Approve Deloitte & Touche LLP as        For       For          Management
      Auditors and Authorize Board to Fix
      Their Remuneration
3     Approve Stock Option Plan               For       Against      Management


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AINSWORTH LUMBER CO LTD

Ticker:       ANS            Security ID:  C01023206
Meeting Date: MAY 13, 2009   Meeting Type: Annual/Special
Record Date:  APR 3, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Robert Chadwick          For       For          Management
1.2   Elect Director Jay Gurandiano           For       For          Management
1.3   Elect Director Paul Houston             For       For          Management
1.4   Elect Director Richard Huff             For       For          Management
1.5   Elect Director John Lacey               For       For          Management
1.6   Elect Director Gordon Lancaster         For       For          Management
1.7   Elect Director Jonathan I. Mishkin      For       For          Management
2     Approve Deloitte & Touche LLP as        For       For          Management
      Auditors and Authorize Board to Fix
      Their Remuneration
3     Approve Stock Option Plan               For       Against      Management


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GEO SPECIALTY CHEMICALS INC.

Ticker:       GSCQ           Security ID:  37246R205
Meeting Date: NOV 19, 2008   Meeting Type: Annual
Record Date:  OCT 20, 2008

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Elect Director Duncan H. Cocroft        For       For          Management
2     Elect Director David L. Eaton           For       For          Management
3     Elect Director Kenneth A. Ghazey        For       For          Management
4     Elect Director Philip J. Gund           For       For          Management
5     Elect Director Charles Macaluso         For       For          Management
6     Elect Director Bradley E. Scher         For       For          Management


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LODGIAN, INC.

Ticker:       LGN            Security ID:  54021P403
Meeting Date: APR 29, 2009   Meeting Type: Annual
Record Date:  MAR 12, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director John W. Allison          For       For          Management
1.2   Elect Director W. Blair Allen           For       For          Management
1.3   Elect Director Stewart J. Brown         For       For          Management
1.4   Elect Director Peter T. Cyrus           For       For          Management
1.5   Elect Director Paul J. Garity           For       For          Management
1.6   Elect Director Michael J. Grondahl      For       For          Management
1.7   Elect Director Alex R. Lieblong         For       For          Management
1.8   Elect Director Mark S. Oei              For       For          Management
2     Approve Reverse Stock Split             For       Against      Management
3     Ratify Auditors                         For       For          Management

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